RELATED PARTY TRANSACTIONS - Loan receivables from related parties (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
RELATED PARTY TRANSACTIONS
Short-term loans receivables from related parties	¥ 315,755	$ 45,152	¥ 18,797
Long-term loans receivables from related parties	39,573	5,659	131,410
Short-term borrowings	207,717	$ 29,703	288,280
Longterm borrowings	182,917		0
Loan payable to related parties	390,634		288,280
Related party
RELATED PARTY TRANSACTIONS
Loan receivables from related parties	355,328		150,207
Loan payable to related parties	¥ 757,188		0
Related party | Maximum
RELATED PARTY TRANSACTIONS
interest rates of the loans to related parties	12.00%	12.00%
Borrowing interest rates range	3.00%	3.00%
Payment terms of borrowings	36 months
Related party | Minimum
RELATED PARTY TRANSACTIONS
interest rates of the loans to related parties	0.10%	0.10%
Borrowing interest rates range	0.00%	0.00%
Payment terms of borrowings	6 months
Related party | IFM
RELATED PARTY TRANSACTIONS
Short-term loans receivables from related parties	¥ 12,000		10,000
Long-term loans receivables from related parties	10,360		22,360
Related party | Beihaojia business investees
RELATED PARTY TRANSACTIONS
Short-term loans receivables from related parties	289,275		0
Long-term loans receivables from related parties	15,900		109,050
Short-term borrowings	497,939		0
Longterm borrowings	259,249		0
Related party | Others
RELATED PARTY TRANSACTIONS
Short-term loans receivables from related parties	14,480		8,797
Long-term loans receivables from related parties	¥ 13,313		¥ 0